LEASES (Schedule of Lease Expenses) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Presentation of leases for lessee [abstract]
Interest expense on lease liabilities		$ 315	$ 238
Exchange rate differences		(31)	152
CPI expenses on lease liabilities and right-of-use assets		6	(1)
Depreciation expenses on right-of-use assets		606	758
Income due to removal of lease liabilities and right-of-use assets	[1]

[1]	Represents an amount lower than $1